Nov. 08, 2023
Cabana Target Drawdown 7 ETF
cabana target drawdown 7 ETF

EXCHANGE LISTED FUNDS TRUST

cabana target drawdown 7 ETF(Nasdaq Ticker: TDSB)

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 8, 2023

To each Fund’s currently effective Prospectus and Summary Prospectus

(together, the “Prospectuses”) and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for each Fund and should be read in conjunction with those documents.

•	Applicable to the Cabana Target Drawdown 7 ETF

Effective on or about January 5, 2024, the Fund’s name and investment objective will change as follows:

	Current	New
Name	Cabana Target Drawdown 7 ETF	Cabana Target Beta ETF
Investment Objective	The Fund seeks to provide long-term growth within a targeted risk parameter.	The Fund seeks to provide long-term growth.

In addition, as part of the change in the Fund’s focus from target drawdown to target beta, the Fund’s principal investment strategies will change and the “Principal Investment Strategies” section of the Fund’s Prospectuses will be replaced with the language below. Corresponding revisions may be made to other sections of the Fund’s Prospectus as needed.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it obtains investment exposure to an asset class primarily by investing in one or more ETFs designed to track the performance of the asset class. The ETFs in which the Fund invests may invest in a broad range of securities, including equity securities of any market capitalization of US and foreign (including emerging markets) issuers and fixed income securities of any duration, maturity, and quality (including high yield or non-investment grade securities, commonly referred to as “junk bonds”). In addition, the Fund may invest directly in securities and other instruments that provide the desired exposure to the asset class.

Cabana Asset Management (the “Sub-Adviser”) selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle. CARA incorporates various fundamental economic and technical price data, including public information concerning the yield curve (i.e., the spread between short- and long-term interest rates), earnings of a broad spectrum of U.S. companies, and equity price trends. CARA also uses this information to identify significant market deteriorations and provide corresponding signals, when appropriate, to move to a more conservative allocation (e.g., short term treasuries). The Sub-Adviser, through CARA, monitors the Fund’s investments daily and allocates or reallocates assets among less correlated and inversely-correlated asset classes in an effort to reduce exposure to potential market declines.

The Fund’s portfolio construction process generally seeks to maintain an aggregate one-year rolling target beta relative to the S&P 500 Equal Weight Index (the “Reference Index”) of 0.35, although the beta exposure is not a fixed amount and will vary based on CARA’s output in response to market conditions. The Sub-Adviser believes a target beta of approximately 0.35 relative to the Reference Index will provide the potential for long-term capital appreciation while maintaining lower volatility than the Reference Index. Beta is intended to measure the volatility of an asset class relative to the applicable overall market. For example, an asset class that has a beta of 1 has the same volatility as the applicable overall market, an asset class that has a beta less than 1 has less volatility than the applicable overall market, and an asset class that has a beta greater than 1 has more volatility than the applicable overall market. The Sub-Adviser strives to emphasize stability throughout the economic cycle and protection of capital, as well as accumulation of bond interest and equity dividends. Although the Sub-Adviser anticipates that it will purchase or sell securities based on the signals provided by CARA, the Sub-Adviser maintains full decision-making power and may override CARA if it determines that a breakdown or systemic change has occurred in the methods for which capital is deployed within the worldwide economic system or if it believes that CARA does not signal appropriate changes to risk assets as the economic cycle evolves. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.